Mar. 24, 2020
THE COMMUNITY DEVELOPMENT FUND
THE COMMUNITY DEVELOPMENT FUND (the “Fund”)

Supplement dated March 24, 2020
to the Fund’s Prospectus, dated May 1, 2019,
as supplemented July 25, 2019 and October 16, 2019 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund’s after-tax returns have been revised.  Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the “Performance Information” section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

The Community Development Fund — Class A Shares	1 Year	Since Inception (4/29/2016)
Return Before Taxes	(0.32)%	(0.26)%
Return After Taxes on Distributions	(1.08)%	(1.08)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.20)%	(0.56)%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.03%
Bloomberg Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)	0.99%	1.13%

Please retain this supplement for future reference.